Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2021 USD ($) vote $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of classes of share capital [line items]
Capital reserves	$ 294,914	$ 575,306	$ 565,467	$ 907,320
RSUs
Disclosure of classes of share capital [line items]
Number of shares outstanding subject to forfeiture or repurchase (in shares) | shares	270,251	515,697
Merger reserve
Disclosure of classes of share capital [line items]
Capital reserves	$ 35,000	$ 35,000	35,000
Capital redemption reserve
Disclosure of classes of share capital [line items]
Capital reserves	98	98	98
Capital redemption and merger reserves
Disclosure of classes of share capital [line items]
Capital reserves	$ 34,900	$ 34,900	$ 34,900
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (USD per share) | $ / shares	$ 0.10
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Automatic conversion, percentage of total shares outstanding (less than 10%)	10.00%
Optional conversion, percentage of conversion consent (more than 66.66%)	66.66%
Ordinary stock, voting rights per share | vote	10
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Shares issued upon conversion (shares) | shares	1
Ordinary stock, voting rights per share | vote	1